Business Combinations Business Combinations (Tables) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Nov. 22, 2016
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the major classes of consideration transferred, and the recognized amounts of the fair value of the identifiable assets distributed and the fair value of the liabilities incurred or assumed at the acquisition date. The amounts recorded for the acquisition as disclosed below are provisional. The measurement period remains open as we may further revise our preliminary purchase price allocation during the remainder of the measurement period when we obtain additional information, which might impact the fair value of assets and liabilities. Under ASC 805, adjustments to provisional fair values and goodwill may be made in the period subsequent to the business combination. The period during which such an adjustment is permitted is limited to 12 months from the date of acquisition.

November 22, 2016
(in thousands)	EUR[1]

Cash and cash equivalents	294,216
Accounts receivable, net	57,899
Current tax assets	146
Inventories, net	111,650
Deferred tax assets	2,000
Other assets, current and non-current	3,209
Other intangible assets, net	606,635
Property, plant and equipment, net	52,068

Assets acquired	1,127,823

Accounts payable	3,741
Current tax liabilities	1,713
Accrued and other liabilities, current and non-current	54,154
Deferred and other tax liabilities	202,390

Liabilities assumed	261,998

Total net identifiable assets	865,825

Consideration for the transaction on November 22, 2016[2]	2,935,511
Fair value of shares[3]	43,983
Fair value of unvested equity awards to be exchanged	1,461
Total consideration transferred	2,980,955

Goodwill on acquisition	2,115,130

1.	Amounts were converted into euro at the rate of TWD/EUR 33.965.

2.
The consideration for the transaction includes an amount of EUR 536.6 million which has been reinvested in ASML through ASML ordinary shares bought by HEC and certain HMI officers (certain HMI shareholders) leaving a net consideration paid in cash of EUR 2,398.9 million.

3.
As part of the consideration transferred, certain HMI shareholders agreed to purchase 5,866,001 ASML ordinary shares for a price of TWD 3,106 (EUR 91.48) per share. These shares were valued at EUR 98.98 being the opening price on Euronext at November 22, 2016. The difference (EUR 44.0 million) between EUR 536.6 million and the fair value of the shares (EUR 580.6 million) at November 22, 2016 is included as purchase consideration.

Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	[1]			€ 294,216
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	[1]			57,899
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Tax Assets Current	[1]			146
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	[1]			111,650
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Assets	[1]			2,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Other Assets Current And Non Current	[1]			3,209
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	[1]			606,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		€ 52,068		52,068	[1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	[1]			1,127,823
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	[1]			3,741
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Current And Noncurrent Liabilities Other	[1]			54,154
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Liabilities And Other Tax Liabilities	[1]			202,390
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[1]			261,998
Business Combination, Consideration Transferred	[1]	3,000,000
Goodwill, Acquired During Period		€ 2,115,130	€ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	[1]			€ 865,825

[1]	Amounts were converted into euro at the rate of TWD/EUR 33.965.